SIGNIFICANT EVENTS DURING THE REPORTING PERIOD (Narrative) (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands														1 Months Ended					6 Months Ended	12 Months Ended
		Jun. 12, 2025 CAD ($)	May 26, 2025 CAD ($) Shares $ / shares	May 25, 2025 CAD ($)	Apr. 29, 2025 CAD ($)	Mar. 20, 2025 CAD ($)	Jan. 30, 2025 CAD ($)	Jan. 30, 2025 ILS (₪)	Jan. 16, 2025 CAD ($)	Jan. 16, 2025 ILS (₪)	May 26, 2024 CAD ($) $ / shares	Mar. 20, 2023 CAD ($)	Nov. 29, 2022 CAD ($) shares	Jun. 30, 2025 CAD ($) shares	Feb. 28, 2025 CAD ($)	Feb. 28, 2025 ILS (₪)	Jan. 31, 2025 CAD ($)	Jan. 31, 2025 ILS (₪)	Jun. 30, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Jun. 12, 2025 ILS (₪)	May 26, 2025 $ / shares	May 25, 2025 ILS (₪)	Apr. 29, 2025 ILS (₪)	Mar. 20, 2025 ILS (₪)	Jan. 30, 2025 ILS (₪)	Jan. 16, 2025 ILS (₪)	Mar. 20, 2023 ILS (₪)	Nov. 29, 2022 ILS (₪)
Significant Events During Reporting Period [Line Items]
Number of ordinary shares issued upon conversion | shares	[1]													625,461
Repayments of convertible debentures																				$ 2,301
debt discount rate											18.79%
Partial conversion into common shares	[1]													$ 1,395					$ 1,395
Convertible Debentures [Member]
Significant Events During Reporting Period [Line Items]
Loan granted											$ 1,902
Loan maturity			shareholders' approval, the
Aggregate amount of convertible debt			$ 2,301								2,301
Issuance of convertible debt											$ 2,092
Percentag of extension fee of secured convertible debentures											10.00%
Fixed conversion price of convetible debentures | $ / shares											$ 5.1
Repayments of convertible debentures											$ 2,092
Convertible debt to share capital and premium											297
Par value per share | $ / shares																							$ 2.61
Debentures financing expense											$ 209
Commercial Bank [Member] | Short-term loans [Member]
Significant Events During Reporting Period [Line Items]
Loan granted						$ 1,950																				₪ 5,000
Commercial Bank [Member] | Short-term loan one [Member]
Significant Events During Reporting Period [Line Items]
Loan granted						$ 1,619																				4,000
Loan maturity						extended as a loan with 5-month grace period, after which repayment will be made in 31 monthly installments commencing September 21, 2025
Loan interest rate basis						The principal loan will bear an annual interest rate of P+2.9% to be paid monthly commencing April 20, 2025
Commercial Bank [Member] | Short-term loan two [Member]
Significant Events During Reporting Period [Line Items]
Loan granted						$ 405																				₪ 1,000
Loan maturity						extended as a credit line from March 19, 2025 to March 12, 2026
Chairman Of Board, Chief Executive Officer And Main Shareholder [Member] | Pre Funded Warrants [Member]
Significant Events During Reporting Period [Line Items]
Number of warrants issued for common shares | Shares			152,701
Exercise price of warrant | $ / shares			$ 0.00001
Chairman Of Board, Chief Executive Officer And Main Shareholder [Member] | Derivative Liability [Member] | Pre Funded Warrants [Member]
Significant Events During Reporting Period [Line Items]
Exercise price of warrant | $ / shares			$ 2.44
Derivative, fair value			$ 372
Revaluation income of change in fair value of derivative liability																			$ 124
IMC Holdings Ltd [Member] | Second Amendment Agreement [Member] | Non Financial Institution [Member]
Significant Events During Reporting Period [Line Items]
Loan granted									$ 729																			₪ 1,800
Loan maturity									May 16, 2025	May 16, 2025
Loan additional fee									$ 61	₪ 150
IMC Holdings Ltd [Member] | Fifth Amendment Agreement [Member] | Non Financial Institution [Member]
Significant Events During Reporting Period [Line Items]
Loan granted		$ 1,822																				₪ 4,500
Loan maturity		September 30, 2025
IMC Holdings Ltd [Member] | Loan Agreement [Member] | Non Financial Institution [Member]
Significant Events During Reporting Period [Line Items]
Loan granted				$ 131	$ 375																			₪ 350	₪ 1,000
Interest rate				17.00%	17.00%																			17.00%	17.00%
Loan maturity				matured 12 months from the signing date of the loan agreement	matured 12 months from the signing date of the loan agreement
IMC Holdings Ltd [Member] | Loan Agreement [Member] | Chairman Of Board, Chief Executive Officer And Main Shareholder [Member]
Significant Events During Reporting Period [Line Items]
Loan granted					$ 375																				₪ 1,000
Loan maturity					April 30, 2026
Discount on balance of liability					$ 33																				₪ 85
Telecana Ltd [Member]
Significant Events During Reporting Period [Line Items]
Loan granted												$ 39																	₪ 100,000
Revaluation income (loss) from remeasurement of the loan												$ 39
Interest rate												4.00%																	4.00%
Telecana Ltd [Member] | IMC Holdings Ltd [Member] | Convertible Loan Agreement [Member]
Significant Events During Reporting Period [Line Items]
Loan granted													$ 601																	₪ 1,545
Number of ordinary shares issued upon conversion | shares													1,040
Percentage of shares acquired													51.00%																	51.00%
Revaluation income (loss) from remeasurement of the loan																					$ 601
Telecana Ltd [Member] | IMC Holdings Ltd [Member] | Third Party Loan Agreement [Member]
Significant Events During Reporting Period [Line Items]
Revaluation income (loss) from remeasurement of the loan																				$ 177
Proportion Of Ownership Interests																	51.00%	51.00%
Total consideration from sale of ownership rights																	$ 138	₪ 350
Repayment of principal loan															$ 39	₪ 100
Yarok Pharm [Member] | First Amendment Agreement [Member] | Non Financial Institution [Member]
Significant Events During Reporting Period [Line Items]
Loan granted							$ 405																				₪ 1,000
Repayment of principal loan							$ 393	₪ 1,000

[1]	During the period commencing May 26, 2025 through June 30, 2025, total debentures at carrying amount of approximately $1,395 have been converted into 625,461 common shares of the Company.